UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Office
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, February 6, 2006
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As of April 1, 2005, the Section 13(f) securities for which the Reporting Person exercised investment discretion were transferred from Nomura Asset Management U.S.A. Inc. (13F File Number: 028-6692), the sister affiliate of the Reporting Person. The Reporting Person will hereafter file reports pursuant to Section 13(f) with regard to its investment discretion over such securities. Nomura
Asset Management U.S.A. Inc. (13F File Number: 028-6692), will no longer file reports pursuant to Section 13(f) of the Exchange Act.

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 344,950 (thousands)

List of Other Included Managers: None

No.   13F File Number    Name

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
                                Title of                Value      SH/PRN     SH/   PUT/   Invstmnt              Voting Authority
Name of Issuer                  Class      CUSIP        (x1000)    Amount     PRN   CALL   Discretn   Other   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM        88579Y101      4,591     63,500    SH           Sole                63,500
AMERICAN INTL GROUP INC         COM        026874107      4,230     72,800    SH           Sole                72,800
ANALOG DEVICES INC              COM        032654105      5,623    150,700    SH           Sole               150,700
ATI TECHNOLOGIES INC            COM        001941103      2,780    234,640    SH           Sole               234,640
BARR PHARMACEUTICALS INC        COM        068306109      4,896    100,450    SH           Sole               100,450
BOEING CO                       COM        097023105      8,326    126,150    SH           Sole               126,150
CENDANT CORP                    COM        151313103      6,866    306,950    SH           Sole               306,950
CISCO SYS INC                   COM        17275R102      8,546    447,890    SH           Sole               447,890
CITIGROUP INC                   COM        172967101     16,860    364,700    SH           Sole               364,700
COMCAST CORP NEW                CLA SPL    20030N200      8,873    296,270    SH           Sole               296,270
COMPUTER ASSOCS INTL INC        COM        204912109         15        649    SH           Sole                   649
DELL INC                        COM        24702R101      9,291    235,450    SH           Sole               235,450
DEVON ENERGY CORP NEW           COM        25179M103      5,804    114,520    SH           Sole               114,520
E M C CORP MASS                 COM        268648102      5,638    411,230    SH           Sole               411,230
ENCANA COPR                     COM        292505104      7,063    178,400    SH           Sole               178,400
ESTEE LAUDER COS INC            COM        518439104      7,237    184,940    SH           Sole               184,940
EXELON CORP                     COM        30161N101      4,333     84,410    SH           Sole                84,410
EXXON MOBIL CORP                COM        30231G102     13,430    233,680    SH           Sole               233,680
FREDDIE MAC                     COM        313400301      9,352    143,370    SH           Sole               143,370
GENERAL ELEC CO                 COM        369604103     13,717    395,860    SH           Sole               395,860
HARTFORD FINL SVCS GROUP INC    COM        416515104      4,683     62,620    SH           Sole                62,620
HOME DEPOT INC                  COM        437076102      3,487     89,640    SH           Sole                89,640
INCO INC                        COM        453258402      6,963    184,450    SH           Sole               184,450
INTEL CORP                      COM        458140100      6,205    238,480    SH           Sole               238,480
INTUIT                          COM        461202103      5,395    119,600    SH           Sole               119,600
JOHNSON & JOHNSON               COM        478160104     10,808    166,280    SH           Sole               166,280
JOHNSON CTLS IINC               COM        478366107      7,992    141,880    SH           Sole               141,880
JPMORGAN & CHASE & CO           COM        46625H100     10,207    288,984    SH           Sole               288,984
LEXMARK INTL NEW                CLA        529771107      5,704     87,990    SH           Sole                87,990
LOCKHEED MARTIN CORP            COM        539830109      9,025    139,120    SH           Sole               139,120
MCGRAW HILL COS INC             COM        580645109      5,938    134,200    SH           Sole               134,200
MICROSOFT CORP                  COM        594918104      2,429     97,780    SH           Sole                97,780
PFIZER INC                      COM        717081103     17,002    616,450    SH           Sole               616,450
PG & E CORP                     COM        69331C108      5,919    157,680    SH           Sole               157,680
PLACER DOME INC                 COM        725906101      5,925    385,260    SH           Sole               385,260
PROCTER & GAMBLE CO             COM        742718109      9,827    186,300    SH           Sole               186,300
PROVIDIAN FINL CORP             COM        74406A102      6,264    355,320    SH           Sole               355,320
ROSS STORES INC                 COM        778296103      5,415    187,300    SH           Sole               187,300
SCHERING PLOUGH INC             COM        806605101      6,858    359,830    SH           Sole               359,830
SUNCOR ENERGY INC               COM        867229106      4,805    101,550    SH           Sole               101,550
TARGET CORP                     COM        87612E106      8,201    150,730    SH           Sole               150,730
TENET HEALTHCARE CORP           COM        88033G100      5,192    424,190    SH           Sole               424,190
VIACOM INC                      CL B       925524308      9,898    309,110    SH           Sole               309,110
WACHOVIA CORP 2ND NEW           COM        929903102      6,484    130,720    SH           Sole               130,720
WAL MART STORES INC             COM        931142103     12,207    253,260    SH           Sole               253,260
WALGREEN CO                     COM        931422109      6,223    135,310    SH           Sole               135,310
WENDY'S INTL INC                COM        950590109      8,422    176,750    SH           Sole               176,750

                                           TOTAL        344,950